Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Text block1 [abstract]
Disclosure of Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates to Income Tax Expense
These differences result from the following items:

In $000s	Year Ended December 31, 2021	Year Ended December 31, 2020

Income before income taxes	$44,853	$24,276

Canadian federal and provincial income tax rates	27%	27%

Income tax expense based on the above rates	$12,110	$6,555

Increase (decrease) due to:

Non-deductible expenses and permanent differences	$1,627	$1,525

Non-taxable portion of capital gain or loss	348	(433)

Withholding taxes	2,178	1,940

Change in unrecognized temporary differences and other	968	872

Income tax expense	$17,231	$10,459

Deferred Tax Assets and Liabilities, Movement in Deferred Tax Assets and Unused Tax Losses
The deferred tax liabilities are shown below:

In $000s	As at December 31, 2021	As at December 31, 2020

Deferred Income Tax Liabilities

Non-capital losses	$17,405	$24,922

Investments and other	274	(735)

Stream, royalty and other interests	(35,973)	(29,664)

Total deferred income tax liabilities	$(18,294)	$(5,477)
The movement in net deferred income taxes is shown below:

In $000s	Year Ended December 31, 2021	Year Ended December 31, 2020

Balance, beginning of the year	$(5,477)	$4,107

Recognized in net income (loss) for the year	(14,202)	(7,595)

Recognized in equity	65	357

Recognized in other comprehensive income (loss) for the year	1,320	(2,346)

Balance, end of year	$(18,294)	$(5,477)
The Company has deductible unused tax losses, for which a deferred tax asset has been recognized, expiring as follows:

In $000s	Location	Amount	Expiration

Non-capital loss carry-forwards	Canada	$64,465	2030–2036